Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Changes in Preferred Shares Issued and Outstanding

Preferred Shares issued and outstanding changed as follows during the years ended December 31, 2013 and 2012:

	Years Ended December 31
	2013	2012
Preferred Shares outstanding, beginning of year	65,286	70,002
Conversion of Preferred Shares into Common Shares	(1,225)	(4,716)

Preferred Shares outstanding, end of year	64,061	65,286

Summary of Changes in Common Shares Issued

Common Shares issued changed as follows during the years ended December 31, 2013 and 2012:

	Years Ended December 31
	2013	2012
Common Shares issued, beginning of year	118,279,534	101,342,718
Issuance of Common Shares upon exercise of options	743,198	499,239
Issuance of Common Shares upon equity transactions	—	16,424,696
Conversion of Preferred Shares into Common Shares	3,344	12,881

Common Shares issued, end of year	119,026,076	118,279,534

Summary of Changes in Common Shares Outstanding

Common Shares outstanding is determined as follows:

	December 31
	2013	2012
Common Shares issued	119,026,076	118,279,534
Common Shares purchased for escrowed stock plan	(2,000,000)	(2,000,000)

Common Shares outstanding	117,026,076	116,279,534